Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Apr. 30, 2021		Apr. 30, 2022		Apr. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		$ 4,249			$ 5,728		$ 7,817
Provision for credit losses					441		1,260
Net write-offs					(879)		(1,815)
Other, including foreign currency adjustment					80		(373)
Provision for credit losses
Balance at end of period		5,370	$ 6,889		5,370		6,889
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					5,626		7,639
Provision for credit losses
Balance at end of period		5,294	6,716	[1]	5,294		6,716	[1]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]				37		77
Provision for credit losses
Balance at end of period	[2]	27	73		27		73
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[3]				65		101
Provision for credit losses
Balance at end of period	[3]	49	100		49		100
Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[4]				5,626
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		835	864		802		884
Provision for credit losses					32		51
Net write-offs					(23)		(49)
Other, including foreign currency adjustment					23		(45)
Provision for credit losses
Remeasurement		1	25		22	[5]	48	[5]
Newly originated or purchased financial assets		10	10		20		21
Derecognition of financial assets and maturities		(5)	(9)		(10)		(18)
Gross write-offs		(16)	(22)		(37)		(59)
Recoveries		7	6		14		10
Foreign exchange and other movements		2	(33)		23		(45)
Balance at end of period	[6]	834	841		834		841
Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		834	841		834		841
Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					802
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,249	3,150		2,341		3,155
Provision for credit losses					235		611
Net write-offs					(451)		(826)
Other, including foreign currency adjustment					46		(134)
Provision for credit losses
Remeasurement		93	239		176	[5]	605	[5]
Newly originated or purchased financial assets		75	154		150		253
Derecognition of financial assets and maturities		(44)	(149)		(91)		(247)
Gross write-offs		(275)	(547)		(582)		(953)
Recoveries		64	64		131		127
Foreign exchange and other movements		9	(105)		46		(134)
Balance at end of period	[6]	2,171	2,806		2,171		2,806
Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		2,171	2,806		2,171		2,806
Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					2,341
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,165	1,915		1,211		1,886
Provision for credit losses					159		504
Net write-offs					(277)		(761)
Other, including foreign currency adjustment					14		(84)
Provision for credit losses
Remeasurement		72	265		134	[5]	541	[5]
Newly originated or purchased financial assets		32	19		60		48
Derecognition of financial assets and maturities		(18)	(41)		(35)		(85)
Gross write-offs		(186)	(587)		(378)		(847)
Recoveries		48	42		101		86
Foreign exchange and other movements		(6)	(68)		14		(84)
Balance at end of period	[6]	1,107	1,545		1,107		1,545
Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		1,107	1,545		1,107		1,545
Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					1,211
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			5,929		4,354		5,925
Provision for credit losses
Remeasurement		166	529		332	[5]	1,194	[5]
Newly originated or purchased financial assets		117	183		230		322
Derecognition of financial assets and maturities		(67)	(199)		(136)		(350)
Gross write-offs		(477)	(1,156)		(997)		(1,859)
Recoveries		119	112		246		223
Foreign exchange and other movements		5	(206)		83		(263)
Balance at end of period	[6]	4,112	5,192		4,112		5,192
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					1,374		1,892
Provision for credit losses					15		94
Net write-offs					(128)		(179)
Other, including foreign currency adjustment					(3)		(110)
Provision for credit losses
Remeasurement		40	24		72	[5]	141	[5]
Newly originated or purchased financial assets		65	79		121		168
Derecognition of financial assets and maturities		(98)	(98)		(170)		(196)
Changes in models and methodologies		1	(15)		1		(15)
Gross write-offs		(73)	(105)		(146)		(192)
Recoveries		9	8		18		13
Foreign exchange and other movements		(11)	(67)		(2)		(110)
Balance at end of period including off-balance sheet exposures		1,231	1,624		1,231		1,624
Less: Allowance for credits losses on off-balance sheet exposures	[3]	(49)	(100)		(49)		(100)
Balance at end of period		1,258	1,697		1,258		1,697
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,298	1,798		1,337		1,815
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	1,182	1,524		1,182		1,524
Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		1,182	1,524		1,182		1,524
Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					1,272
Total Non Retail Loans [Member]
Provision for credit losses
Balance at end of period		4,112			4,112
Stage 1 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		1,444	1,472	[1]	1,444		1,472	[1]
Stage 1 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[4]				1,334
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		161	161		152		190
Provision for credit losses
Remeasurement		(15)	(30)		(34)	[5]	(95)	[5]
Newly originated or purchased financial assets		10	10		20		21
Derecognition of financial assets and maturities		(1)	(2)		(3)		(5)
Transfer to (from)stage 1		14	19		33		51
Transfer to (from)stage 2		(2)	(3)		(4)		(6)
Foreign exchange and other movements		1	(4)		4		(5)
Balance at end of period	[6]	168	151		168		151
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		168	151		168		151
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					152
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		655	787		644		864
Provision for credit losses
Remeasurement		(162)	(264)		(318)	[5]	(686)	[5]
Newly originated or purchased financial assets		75	154		150		253
Derecognition of financial assets and maturities		(17)	(67)		(35)		(95)
Transfer to (from)stage 1		127	204		257		605
Transfer to (from)stage 2		(26)	(85)		(56)		(177)
Transfer to (from)stage 3		(1)	(8)		(2)		(39)
Foreign exchange and other movements		4	(22)		15		(26)
Balance at end of period	[6]	655	699		655		699
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		655	699		655		699
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					644
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		399	448		352		501
Provision for credit losses
Remeasurement		(37)	(177)		(89)	[5]	(310)	[5]
Newly originated or purchased financial assets		32	19		60		48
Derecognition of financial assets and maturities		(10)	(17)		(20)		(32)
Transfer to (from)stage 1		52	91		139		204
Transfer to (from)stage 2		(13)	(32)		(26)		(75)
Foreign exchange and other movements		(4)	(13)		3		(17)
Balance at end of period	[6]	419	319		419		319
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		419	319		419		319
Stage 1 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					352
Stage 1 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,215	1,396		1,148		1,555
Provision for credit losses
Remeasurement		(214)	(471)		(441)	[5]	(1,091)	[5]
Newly originated or purchased financial assets		117	183		230		322
Derecognition of financial assets and maturities		(28)	(86)		(58)		(132)
Transfer to (from)stage 1		193	314		429		860
Transfer to (from)stage 2		(41)	(120)		(86)		(258)
Transfer to (from)stage 3		(1)	(8)		(2)		(39)
Foreign exchange and other movements		1	(39)		22		(48)
Balance at end of period	[6]	1,242	1,169		1,242		1,169
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement		(23)	(79)				(89)	[5]
Newly originated or purchased financial assets		65	79		121		168
Derecognition of financial assets and maturities		(55)	(85)		(96)		(168)
Changes in models and methodologies		(1)	(4)		(1)		(4)
Transfer to (from)stage 1		19	10		61		28
Transfer to (from)stage 2		(4)	(18)		(12)		(42)
Foreign exchange and other movements			(9)		2		(18)
Balance at end of period including off-balance sheet exposures		234	353		234		353
Less: Allowance for credits losses on off-balance sheet exposures	[3]	(32)	(50)		(32)		(50)
Balance at end of period	[6]	202	303		202		303
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		233	459		212		478
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		202	303		202		303
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		202	303		202		303
Stage 1 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					186
Stage 1 [member] | Total Non Retail Loans [Member]
Provision for credit losses
Remeasurement	[5]				(53)
Stage 2 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		2,246	3,306	[1]	2,246		3,306	[1]
Stage 2 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[4]				2,637
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		279	297		276		302
Provision for credit losses
Remeasurement		7	7		18	[5]	36	[5]
Derecognition of financial assets and maturities		(4)	(7)		(7)		(13)
Transfer to (from)stage 1		(12)	(15)		(29)		(42)
Transfer to (from)stage 2		9	17		16		37
Transfer to (from)stage 3		(3)	(11)		(6)		(23)
Foreign exchange and other movements		(3)	(8)		5		(17)
Balance at end of period	[6]	273	280		273		280
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		273	280		273		280
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					276
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,020	1,514		1,071		1,471
Provision for credit losses
Remeasurement		94	176		189	[5]	712	[5]
Derecognition of financial assets and maturities		(27)	(82)		(56)		(152)
Transfer to (from)stage 1		(125)	(200)		(252)		(598)
Transfer to (from)stage 2		39	104		83		215
Transfer to (from)stage 3		(49)	(184)		(99)		(310)
Foreign exchange and other movements		(2)	(42)		14		(52)
Balance at end of period	[6]	950	1,286		950		1,286
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		950	1,286		950		1,286
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					1,071
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		766	1,467		859		1,385
Provision for credit losses
Remeasurement		3	119		8	[5]	377	[5]
Derecognition of financial assets and maturities		(8)	(24)		(15)		(53)
Transfer to (from)stage 1		(52)	(91)		(139)		(204)
Transfer to (from)stage 2		13	32		26		75
Transfer to (from)stage 3		(33)	(228)		(61)		(298)
Foreign exchange and other movements		(1)	(49)		10		(56)
Balance at end of period	[6]	688	1,226		688		1,226
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		688	1,226		688		1,226
Stage 2 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					859
Stage 2 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,065	3,278		2,206		3,158
Provision for credit losses
Remeasurement		104	302		215	[5]	1,125	[5]
Derecognition of financial assets and maturities		(39)	(113)		(78)		(218)
Transfer to (from)stage 1		(189)	(306)		(420)		(844)
Transfer to (from)stage 2		61	153		125		327
Transfer to (from)stage 3		(85)	(423)		(166)		(631)
Foreign exchange and other movements		(6)	(99)		29		(125)
Balance at end of period	[6]	1,911	2,792		1,911		2,792
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement		(9)			(23)	[5]	21	[5]
Derecognition of financial assets and maturities		(36)	(12)		(56)		(25)
Changes in models and methodologies		2	(11)		2		(11)
Transfer to (from)stage 1		(19)	(10)		(61)		(28)
Transfer to (from)stage 2		4	19		12		43
Transfer to (from)stage 3		(3)	(3)		(3)		(4)
Foreign exchange and other movements		2	(19)		11		(24)
Balance at end of period including off-balance sheet exposures		352	564		352		564
Less: Allowance for credits losses on off-balance sheet exposures	[3]	(17)	(50)		(17)		(50)
Balance at end of period	[6]	335	514		335		514
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		411	600		470		592
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		335	514		335		514
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		335	514		335		514
Stage 2 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					431
Stage 3 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		1,604	1,938	[1]	1,604		1,938	[1]
Stage 3 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[4]				1,655
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		395	406		374		392
Provision for credit losses
Remeasurement		9	48		38	[5]	107	[5]
Transfer to (from)stage 1		(2)	(4)		(4)		(9)
Transfer to (from)stage 2		(7)	(14)		(12)		(31)
Transfer to (from)stage 3		3	11		6		23
Gross write-offs		(16)	(22)		(37)		(59)
Recoveries		7	6		14		10
Foreign exchange and other movements		4	(21)		14		(23)
Balance at end of period	[6]	393	410		393		410
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		393	410		393		410
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					374
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		574	849		626		820
Provision for credit losses
Remeasurement		161	327		305	[5]	579	[5]
Transfer to (from)stage 1		(2)	(4)		(5)		(7)
Transfer to (from)stage 2		(13)	(19)		(27)		(38)
Transfer to (from)stage 3		50	192		101		349
Gross write-offs		(275)	(547)		(582)		(953)
Recoveries		64	64		131		127
Foreign exchange and other movements		7	(41)		17		(56)
Balance at end of period	[6]	566	821		566		821
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		566	821		566		821
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					626
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement		106	323		215	[5]	474	[5]
Transfer to (from)stage 3		33	228		61		298
Gross write-offs		(186)	(587)		(378)		(847)
Recoveries		48	42		101		86
Foreign exchange and other movements		(1)	(6)		1		(11)
Stage 3 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		0			0
Stage 3 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		969	1,255		1,000		1,212
Provision for credit losses
Remeasurement		276	698		558	[5]	1,160	[5]
Transfer to (from)stage 1		(4)	(8)		(9)		(16)
Transfer to (from)stage 2		(20)	(33)		(39)		(69)
Transfer to (from)stage 3		86	431		168		670
Gross write-offs		(477)	(1,156)		(997)		(1,859)
Recoveries		119	112		246		223
Foreign exchange and other movements		10	(68)		32		(90)
Balance at end of period	[6]	959	1,231		959		1,231
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement		72	103		148	[5]	209	[5]
Derecognition of financial assets and maturities		(7)	(1)		(18)		(3)
Transfer to (from)stage 2			(1)				(1)
Transfer to (from)stage 3		3	3		3		4
Gross write-offs		(73)	(105)		(146)		(192)
Recoveries		9	8		18		13
Foreign exchange and other movements		(13)	(39)		(15)		(68)
Balance at end of period including off-balance sheet exposures		645	707		645		707
Balance at end of period	[6]	645	707		645		707
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		654	739		655		745
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		645	707		645		707
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		$ 645	$ 707		645		$ 707
Stage 3 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period					$ 655

[1]	Excludes allowance for credit losses of $177 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.
[2]	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
[3]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[4]	Excludes allowance for credit losses of $105 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.
[5]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[6]	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $63 (January 31, 2022 – $61).